SHARE OPTION PLANS - 2017 IBEX Stock Plan (Details)		1 Months Ended	12 Months Ended
	Mar. 16, 2018	Dec. 31, 2017 instrument USD ($) $ / shares shares	Jun. 30, 2021 EquityInstruments Y $ / shares shares	Jun. 30, 2019 USD ($)	Feb. 21, 2018 shares	Jun. 20, 2017 shares
Stock Plan [Abstract]
Number of shares authorized (in shares) | shares			108,057,967
Granted (in shares) | EquityInstruments			525,143
Estimated fair value of common shares (in dollars per share)			$ 19.52
Expected term | Y			6
Volatility			31.80%
Risk-free rate			1.20%
2017 IBEX Stock Plan [Member]
Stock Plan [Abstract]
Reverse stock split ratio	1.11650536356898
Estimated fair value of common shares (in dollars per share)			$ 14.00
Expected term			4.92
Volatility			35.60%
Risk-free rate			2.26%
Termination benefits expense | $				$ 4,900,000
Additional expense to fully write off | $				$ 3,200,000
2017 IBEX Stock Plan [Member] | Top of Range [Member]
Stock Plan [Abstract]
Number of shares authorized (in shares) | shares					2,559,323	1,798,019
2017 IBEX Stock Plan, Incentive Stock Option [Member]
Stock Plan [Abstract]
Percentage of shareholder granted options			10.00%
Percentage of fair market value of shares			110.00%
2017 IBEX Stock Plan, Incentive Stock Option [Member] | Top of Range [Member]
Stock Plan [Abstract]
Option term			10 years
Option term if granted to 10% shareholders			5 years
2017 IBEX Stock Plan, Stock Option [Member] | Bottom of Range [Member]
Stock Plan [Abstract]
Option, vesting term			3 years
2017 IBEX Stock Plan, Stock Option [Member] | Top of Range [Member]
Stock Plan [Abstract]
Option, vesting term			4 years
2017 IBEX Stock Plan, Stock Option [Member] | Employees [Member]
Stock Plan [Abstract]
Options, vested (in shares) | shares		1,778,569
Weighted average exercise price of options granted (in dollars per share)		$ 6.81
Fair value of share options granted (in dollars per share)		8.428
Weighted average exercise prices [Abstract]
Options granted during the period (in dollars per share)		$ 6.81
Number of Options [Abstract]
Options granted during the period (in shares) | $		480,128
2017 IBEX Stock Plan, Restricted Stock Awards [Member] | Employees [Member]
Stock Plan [Abstract]
Granted (in shares) | instrument		0